Trade and Other Receivables (Details 1) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current	$ 14,007,127	$ 81,327,991
Financing Receivables Past Due Over Three Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current	592,083	8,235,786
Financing Receivables Past Due Over Three to Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current	943,175	2,852,716
Financing Receivables Past Due Over Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current	$ 12,471,869	$ 70,239,489